CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Q3) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net loss	$ (23,087)	$ (54,819)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	657	667
Amortization of debt discount and issuance costs	88	1,182
Amortization of right-of-use asset	862	812
Change in fair value of warrant liability	0	(559)
Loss on disposal of fixed and intangible assets	188	17
Stock-based compensation expense	4,885	6,453
Issuance of common stock for consulting services	0	112
Changes in operating assets and liabilities:
Accounts receivable	0	(44)
Prepaids and other current assets	4,326	(297)
Insurance receivable	(308)	0
Other non-current assets	(487)	2,644
Accounts payable	2,872	278
Accrued liabilities	(1,105)	(610)
Accrued interest	0	118
Other current liabilities	(6)	(2)
Contract liabilities	640	(1,098)
Operating lease liability	(944)	(859)
Litigation settlement contingency	526	0
Other non-current liabilities	19	18
Net cash used in operating activities	(10,874)	(45,987)
Cash flows from investing activities:
Purchases of property, machinery and equipment	0	(94)
Proceeds from sale of property, machinery and equipment	135	113
Purchases of intangible assets	(41)	(26)
Net cash used in investing activities	94	(7)
Cash flows from financing activities:
Proceeds from issuance of convertible notes	2,295	0
Proceeds from exercise of stock options	0	130
Proceeds from employee stock purchase plan	0	31
Repurchase of Section 16 Officer shares for tax coverage exchange	(3)	(87)
Principal payments on loan payable	(2,319)	(9,592)
Payment of deferred offering costs	0	(252)
Payment for repurchase of common shares	0	(10,000)
Proceeds from issuance of common stock and related warrants	10,750	15,000
Payments for issuance costs related to common stock and related warrants	(1,137)	(1,135)
Net cash provided by (used in) financing activities	9,586	(5,905)
Decrease in cash, cash equivalents and restricted cash	(1,194)	(51,899)
Cash, cash equivalents and restricted cash, beginning of year	2,492	62,413
Cash, cash equivalents and restricted cash, end of year	1,298	10,514
Supplemental disclosure of non-cash investing and financing activities
Purchases of intangible assets in accounts payable and accrued expenses at period end	20	5
Issuance costs related to warrant modification	1,272	648
Issuance costs related to Placement Agent Warrants	135	0
Supplemental disclosure of cash flow information
Cash paid for interest	$ 12	$ 882